VESSELS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended		12 Months Ended							12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 03, 2012 River Business [Member]	Apr. 25, 2012 River Business [Member]	Dec. 31, 2010 Feeder Container Vessels [Member] Vessels Purchased [Member] Ocean Business [Member]	Dec. 31, 2010 Capesize Vessels [Member] Vessels Sold [Member] Ocean Business [Member]	Dec. 31, 2011 Pushboats [Member] Vessels Purchased [Member] River Business [Member]	Dec. 31, 2012 Pushboats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 Barges [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 Barges [Member] Vessels Built [Member] River Business [Member]	Dec. 31, 2012 Barges [Member] Vessels Built [Member] River Business [Member]	Dec. 31, 2012 Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member]	Dec. 31, 2012 Ocean-going Vessels [Member]	Dec. 31, 2011 Ocean-going Vessels [Member]	Dec. 31, 2010 Ocean-going Vessels [Member] Feeder Container Vessels [Member] Vessels Purchased [Member]	Dec. 31, 2012 River Barges and Push Boats [Member]	Dec. 31, 2011 River Barges and Push Boats [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2011 River Barges and Push Boats [Member] Pushboats [Member] Vessels Purchased [Member] River Business [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Pushboats [Member] Vessels Sold [Member] River Business [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built [Member] River Business [Member]	Dec. 31, 2012 River Barges and Push Boats [Member] Barges [Member] Vessels Built, Sold and Leaseback [Member] River Business [Member]	Dec. 31, 2012 PSVs [Member]	Dec. 31, 2011 PSVs [Member]	Dec. 31, 2012 PSVs [Member] Vessels Built [Member] INDIA [Member]	Dec. 31, 2012 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Dec. 31, 2007 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	May 22, 2012 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Feb. 21, 2007 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] INDIA [Member]	Jan. 30, 2013 PSVs [Member] Vessels Built [Member] Offshore Supply Business [Member] Subsequent Event [Member]	Dec. 31, 2012 Advances for PSV Construction [Member]	Dec. 31, 2011 Advances for PSV Construction [Member]	Dec. 31, 2012 Furniture and Equipment [Member]	Dec. 31, 2011 Furniture and Equipment [Member]	Dec. 31, 2012 Building, Land, Operating Base and Shipyard [Member]	Dec. 31, 2011 Building, Land, Operating Base and Shipyard [Member]
Property, Plant and Equipment [Line Items]
Original book value	$ 870,447	$ 856,410									$ 31,400	$ 9,100		$ 115,375	$ 127,468		$ 411,820	$ 398,391						$ 223,032	$ 199,453							$ 53,496	$ 68,149	$ 11,822	$ 10,458	$ 54,902	$ 52,491
Accumulated depreciation	(222,928)	(184,965)
Net book value	647,519	671,445
Depreciation expense	38,914	34,891	29,880
Capitalized interest	0	0	1,010
Acquisitions and Disposals [Abstract]
Number of vessels						2	3				42									3	1	8	14				3	4
Aggregate purchase (sale) price							36,584	2,900	3,850							26,200			13,020											88,052
Gain on sale of vessel							724		3,564	2,116
Additional acquisition costs								2,000
Lease term													10 years
Cost of vessel	870,447	856,410									31,400	9,100		115,375	127,468		411,820	398,391						223,032	199,453							53,496	68,149	11,822	10,458	54,902	52,491
Equity method ownership percentage (in hundredths)	50.00%				100.00%
Business acquisition, partner's interests acquired (in hundredths)				50.00%
Number of installments, note payable																												5
Percentage of purchase price paid in installments (in hundredths)																												20.00%
Partners interest				250
Reduction in contract price due to penalty for late delivery																													1,800		1,800
Debt instrument, periodic payment																										48,400
Remaining commitments																											$ 17,600